Noncontrolling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest
Net Income (Loss) Attributable to Parent	$ 637,485	¥ 4,383,025	¥ 3,159,663	¥ 2,053,855